Operations	12 Months Ended
Jun. 30, 2018
Operations
Operations
1.	Operations

BrasilAgro Companhia Brasileira de Propriedades Agrícolas (“BrasilAgro”) was incorporated on September 23, 2005 and is headquartered at Avenida Brigadeiro Faria Lima, 1309, in São Paulo with branches in the states of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão and Piauí, and in Paraguay, in the state of Boquerón.

The Company holds interest in other companies (“subsidiaries), as mentioned in Note 2.1, and its corporate purpose includes:

●	agriculture, cattle raising and forestry activities of any type and nature and rendering directly or indirectly related services;

●	the import and export of agricultural products and inputs and those related to cattle raising activity;

●	the purchase, sale and/or rental of properties, land, buildings and real estate in rural and/or urban areas;

●	real estate brokerage involving any type of operations;

●	holding interest, as a member, in other companies and commercial ventures of any nature, in Brazil and/or abroad, directly or indirectly, related to the purposes described herein; and

●	management of its own and third-party assets.

The Company and its subsidiaries (collectively, the “Company”) have ten (10) farms in six (6) Brazilian states and one (1) joint-venture farm in Paraguay, with a total area of 198,158 hectares of own lands and 26,763 hectares of leased lands.

1.1 Spin-off of Joint Venture Cresca S.A.

On October 5, 2016, the Company entered into an agreement with Carlos Casado S.A., the sole partner of the Company in the Joint Venture Cresca S.A., each with 50% interest in the share capital, by which the partners undertook to sell to third parties all the assets and liabilities that meet the definition of business or divide them into equivalent parts, including rural properties, within an agreed-upon period.

Since the sale to third parties was not consummated within the contractually defined period, the parties agreed on splitting off Cresca’s assets and liabilities. The procedures required for splitting Cresca’s assets and liabilities had to follow a timetable established by the parties, which had to be concluded on the second quarter of 2017. Through June 30, 2017, certain assets, such as cattle and inventories, and agreements (including labor) were divided and transferred to Palmeiras, a wholly-owned subsidiary of the Company located in Paraguay. However, the remaning assets and liabilities, including agricultural properties and financial debts with shareholders, remained under the exclusive ownership and/or responsibility of Cresca.

On February 9, 2018, the spin-off of Cresca was concluded; the portion of assets and liabilities attributed to the Company was transferred to the wholly-owned subsidiary Agropecuária Moroti S.A.

As a result of this transaction, the Company has the following two subsidiaries that received Cresca’s assets and liabilities:

- Palmeiras S.A. (“Palmeiras”) – On December 16, 2016, Palmeiras was incorporated in Asunción, the capital city of Paraguay, with partners Jaborandi Agrícola Ltda. holding 1% of the shares and BrasilAgro holding 99% of the shares. Palmeiras was incorporated with the objective to operate the activities of the Company’s investment in Cresca S.A. (“Cresca”).

- Agropecuária Moroti S.A. (“Moroti”) – Subsidiary that received on February 9, 2018, upon conclusion of the formal spin-off process, all other assets and liabilities of Cresca attributed to BrasilAgro, including land and debts.

As part of the spin-off, the Company and Carlos Casado, partners in the joint venture, decided to waive the interest for late payment on the intercompany loans taken by Cresca S.A. in the total amount of R$32,962, of which BrasilAgro’s share was R$16,563 (Note 23).

After the conclusion of the spin-off, considering that the Company obtained control of the assets and liabilities that were earlier jointly controlled, as required by IFRS 3 – Business Combinations, the assets acquired and liabilities acquired were remeasured at the fair value on the date of acquisition.

The estimated fair value of the assets and liabilities transferred to Moroti on February 9, 2018 is shown below:

	Book value	Effect of fair value measurement	Fair value
Assets	134,446	11,502	145,948
Accounts receivable, inventories and other receivables	4,616	36	4,652
Recoverable taxes	13	(13)	—
Investment properties	129,750	11,202	140,952
Other property and equipment other than land	67	277	344

Liabilities	18,968	6,404	25,372
Trade payables, taxes and other liabilities	254	6,322	6,576
Loans	18,714	82	18,796
Fair value of net spun-off assets	115,478	5,098	120,576

The Company recorded a gain of R$5,098 for the difference between the carrying value of the interest in the jointly controlled investment of R$115,478 and the fair value of the assets and liabilities contributed to Moroti of R$120,576 (Note 22).The fair value of assets and liabilities was determined based on preliminary estimates and concluded on June 30, 2018. No adjustment to the amounts recorded preliminarly was recorded upon conclusion.

In addition, the Company reclassified the accumulated currency translation adjustment on the jointly controlled inverstment from comprehensive income to the statement of income for an amount of R$30,616, under “Other Operating income (expenses), net” (Note 22).

1.2. Araucaria Farm

On March 27, 2017, the Company sold a 274-hectare area (200 arable hectares) of the Araucária Farm for 1,000 soybean bags per usable hectare or R$12,451. The Company received a down payment of 39,254 soybean bags in the amount of R$2,124 and the balance will be received in four annual installments (Note 7.1.e – Araucária III).

On May 22, 2017, the Company sold a 1,360-hectare area (918 hectares of arable land) of the Araucária Farm, for 280 soybean bags per usable hectare or R$16,987 (Note 7.1.e – Araucária IV). The Company received a down payment of 50,148 soybean bags in the amount of R$3,008 and the balance will be received in five annual installments. The accounting impacts on results are shown in Note 19.b.

On May 3, 2018, the Company sold a 956 hectares area (660 hectares of arable land) of the Araucária Farm. The area was sold for 1,208 soybean bags per usable hectare or R$66,224 par value. The Company received a down payment of 79,200 soybean bags in the amount of R$5,267, a second installment corresponding to the same number of soybean bags to be received on September 1, 2018 and the balance to be settled in six annual installments (Note 7.1.e – Araucária V). The accounting impact on profit or loss is described in Note 19.b.

1.3 Sale of Cremaq Farm

On May 19, 2015, the subsidiary Imobiliária Cremaq Ltda. entered into a purchase and sale agreement for the Cremaq Farm. However, as the contractual condition to obtain a licence for an additional area was still pending, a portion of the gain on sales was not recognized. In March 2017, the Company obtained such licence and recognized a gain on sales as disclosed in Notes 14 and 19.b.

At June 30, 2017, the amount of R$49,703 of the selling price received, wich use was restricted, was fully released upon the compliance of all condition precedent related to the original sale agreement.

1.4 Sale of Jatobá Farm

At June 30, 2017, the Company completed the sale of a 625-hectare area (500 agricultural hectares) of Jatobá Farm. The area was sold for 300 soybean bags per usable hectare or R$10,145. The Company received a down payment of 15,000 soybean bags in the amount of R$878, a second installment of the same amount on July 30, 2017, and the remaining balance will be settled in four annual installments (Note 7.1.e – Jatobá I). The accounting impacts on results are shown in Note 19.b.

1.5 Acquisition and agricultural partnership in property in Maranhão

On February 7, 2017, the Company, through its subsidiary Imobiliária Ceibo, entered into a Purchase Agreement for the acquisition of a property in the city of São Raimundo das Mangabeiras in Maranhão (“São José Farm”), with a total of 17,566 hectares for R$100,000. In addition, the Company incurred additional acquisition costs (due diligence) totaling R$2,733. As a result the total transaction price amounted to R$102,733. This acquisition is classified as an investment property in the financial statements, as disclosed in Note 10.

On the same date, the Company entered into an Agricultural Partnership agreement (“Partnership IV”) (Note 26.d), which involves an arable and developed area of 15,000 hectares, most of which is planted with sugarcane. The Agricultural Partnership is for 15 years and may be renewed for the same term. This agreement meets the definition of a finance lease.